PGIM Jennison International Opportunities ETF
Schedule of Investments  (unaudited)
as of May 31, 2024
Description	Shares	Value
Long-Term Investments 97.9%
Common Stocks 97.0%
Brazil 8.9%
MercadoLibre, Inc.*	386	$666,074
NU Holdings Ltd. (Class A Stock)*	39,153	465,137
		1,131,211
Denmark 7.6%
Novo Nordisk A/S, ADR	7,172	970,228
France 19.6%
Dassault Systemes SE	6,508	261,770
Hermes International SCA	287	677,627
L’Oreal SA	1,284	629,868
LVMH Moet Hennessy Louis Vuitton SE	570	454,520
Safran SA	2,002	465,084
		2,488,869
Germany 1.5%
adidas AG	750	188,392
Hong Kong 1.0%
Techtronic Industries Co. Ltd.	10,401	127,279
India 1.6%
Varun Beverages Ltd.	12,009	205,274
Italy 9.1%
Ferrari NV	2,171	892,281
Moncler SpA	3,948	262,339
		1,154,620
Japan 6.6%
Advantest Corp.	5,188	175,270
Disco Corp.	809	316,316
Keyence Corp.	774	347,910
		839,496
Netherlands 11.5%
Adyen NV, 144A*	152	195,406

PGIM Jennison International Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Netherlands (cont’d.)
ASM International NV	924	$641,856
ASML Holding NV	651	625,188
		1,462,450
Spain 3.8%
Industria de Diseno Textil SA	10,212	482,668
Sweden 3.7%
Atlas Copco AB (Class A Stock)	24,750	472,237
Taiwan 7.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,872	886,907
United Kingdom 5.9%
Ashtead Group PLC	1,602	116,112
AstraZeneca PLC, ADR	2,886	225,166
Compass Group PLC	14,464	404,002
		745,280
United States 9.2%
Ferguson PLC	1,279	263,141
James Hardie Industries PLC, CDI*	5,208	162,134
Monday.com Ltd.*	1,036	234,043
Schneider Electric SE	2,042	503,955
		1,163,273

Total Common Stocks (cost $10,971,683)		12,318,184
Preferred Stock 0.9%
Germany
Dr. Ing. h.c. F. Porsche AG (PRFC), 144A (cost $131,098)	1,420	116,945

Total Long-Term Investments (cost $11,102,781)		12,435,129

PGIM Jennison International Opportunities ETF
Schedule of Investments  (unaudited) (continued)
as of May 31, 2024
Description	Shares	Value

Short-Term Investment 2.1%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.550%) (cost $260,574)(wb)	260,574	$260,574

TOTAL INVESTMENTS 100.0% (cost $11,363,355)		12,695,703
Other assets in excess of liabilities 0.0%		2,797

Net Assets 100.0%		$12,698,500

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CDI—Chess Depository Interest
PRFC—Preference Shares

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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